Revenue - Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) contract vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 949,520	$ 1,220,374	$ 1,464,975
Variable Lease, Payment	4,300	400
Restructuring charges	5,568	5,632	1,677
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	40,400
Lessor, Operating Lease, Payments to be Received, Two Years	8,300
Lessor, Operating Lease, Payments to be Received, Three Years	7,800
Lessor, Operating Lease, Payment to be Received, Year Four	2,600
At cost, less accumulated depreciation of $487.7 million (2024 – $570.9 million)	1,000,483	1,132,109
Accumulated depreciation	$ 487,700	570,900
Number of Forms of Contracts | contract	2
Recovery of restructuring charges	$ 5,600
Assets leased to other
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $487.7 million (2024 – $570.9 million)	107,100	26,400
Property, Plant and Equipment, Gross	128,100	34,800
Accumulated depreciation	21,000	8,400
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	785,239	1,066,963	1,321,487
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Revenues	424,952	547,261	669,334
Voyage Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Revenues	349,312	519,702	652,153
Voyage Charters - VLCC
Disaggregation of Revenue [Line Items]
Revenues	10,975
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Revenues	3,892	12,767	14,280
Time Charters - Aframax/LR2
Disaggregation of Revenue [Line Items]
Revenues	11,196	12,006	16,869
Time Charter - Bunker Tanker
Disaggregation of Revenue [Line Items]
Revenues	8,327	1,142
Vessel operational and maintenance services, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	118,149	115,172	101,406	[1]
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	14,670	11,192	7,946	[1]
Management fees and other, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	8,047	1,132	2,987	[1]
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	23,415	25,915	31,149
Contract with Customer, Liability, Current	5,800	2,500
Contract with Customer, Liability, Revenue Recognized	$ 2,500
Time-charter [Member] | Aframax/LR2 and Suezmax Charters Out | Charters out expiring in 2025 and 2029
Disaggregation of Revenue [Line Items]
Number of vessels | vessel	4
Other revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 140,866	127,496	112,339	[1]
Tankers [Member]
Disaggregation of Revenue [Line Items]
Revenues	824,014	1,106,278	1,364,452
Tankers [Member] | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	785,239	1,066,963	1,321,487
Tankers [Member] | Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Revenues	424,952	547,261	669,334
Tankers [Member] | Voyage Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Revenues	349,312	519,702	652,153
Tankers [Member] | Voyage Charters - VLCC
Disaggregation of Revenue [Line Items]
Revenues	10,975
Tankers [Member] | Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Revenues	3,892	12,767	14,280
Tankers [Member] | Time Charters - Aframax/LR2
Disaggregation of Revenue [Line Items]
Revenues	11,196	12,006	16,869
Tankers [Member] | Time Charter - Bunker Tanker
Disaggregation of Revenue [Line Items]
Revenues	0	0
Tankers [Member] | Vessel operational and maintenance services, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	1,863	3,350	3,870	[1]
Tankers [Member] | Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	14,670	11,192	7,946	[1]
Tankers [Member] | Management fees and other, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	7,154	0	0	[1]
Tankers [Member] | Time-charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	15,088	24,773	31,149
Tankers [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Revenues	23,687	14,542	11,816	[1]
Marine Services and Other
Disaggregation of Revenue [Line Items]
Revenues	125,506	114,096	100,523
Marine Services and Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Marine Services and Other | Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Revenues	0	0
Marine Services and Other | Voyage Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Revenues	0	0
Marine Services and Other | Voyage Charters - VLCC
Disaggregation of Revenue [Line Items]
Revenues	0
Marine Services and Other | Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Revenues	0	0
Marine Services and Other | Time Charters - Aframax/LR2
Disaggregation of Revenue [Line Items]
Revenues	0	0
Marine Services and Other | Time Charter - Bunker Tanker
Disaggregation of Revenue [Line Items]
Revenues	8,327	1,142
Marine Services and Other | Vessel operational and maintenance services, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	116,286	111,822	97,536	[1]
Marine Services and Other | Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	[1]
Marine Services and Other | Management fees and other, Other revenue
Disaggregation of Revenue [Line Items]
Revenues	893	1,132	2,987	[1]
Marine Services and Other | Time-charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	8,327	1,142	0
Marine Services and Other | Other revenue
Disaggregation of Revenue [Line Items]
Revenues	117,179	112,954	100,523	[1]
Operating Segments | Tankers [Member]
Disaggregation of Revenue [Line Items]
Revenues	824,014	1,106,278	1,364,452
Restructuring charges	0	5,952	1,248
Operating Segments | Marine Services and Other
Disaggregation of Revenue [Line Items]
Revenues	125,506	114,096	100,523
Restructuring charges	$ 5,568	$ 0	$ 429

[1]	Relates to non-lease revenues.